Note 5 - Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2012
Finished goods	$654,970	$755,643
Work in process	131,666	240,070
	$786,636	$995,713